UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier              Chatham, New Jersey           February 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature] [City, State] [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total: $280,361
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

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

                                                         FORM 13F INFORMATION TABLE

             COLUMN 1                   COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5  COLUMN 6  COLUMN 7     COLUMN 8

                                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER             TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL DISCRETION  MRS     SOLE  SHARED NONE
AdvancePCS                          Common Stock     00790k109    4,442    200,000   SH         SOLE      NONE    200,000   0   0
Aetna Inc.                          Common Stock     00817Y108    7,813    190,000   SH         SOLE      NONE    190,000   0   0
Agere Systems Inc. - CL A           Common Stock A   00845V100    3,730  2,590,000   SH         SOLE      NONE  2,590,000   0   0
Agere Systems Inc. - CL B           Common Stock B   00845V209      706    504,000   SH         SOLE      NONE    504,000   0   0
American Financial REIT             Common Stock     02607P107    6,000    500,000   SH         SOLE      NONE    500,000   0   0
Ashland Inc.                        Common Stock     044204105    5,706    200,000   SH         SOLE      NONE    200,000   0   0
Bindview Development Corp           Common Stock     090327107    1,211    835,240   SH         SOLE      NONE    835,240   0   0
Boca Resorts Inc.                   Common Stock     09688T106    4,312    403,000   SH         SOLE      NONE    403,000   0   0
Brunswick Corp                      Common Stock     117043109    3,914    197,100   SH         SOLE      NONE    197,100   0   0
CIT Group Inc.                      Common Stock     125581108    7,840    400,000   SH         SOLE      NONE    400,000   0   0
Celanese AG                         Common Stock     D1497A101    4,026    185,000   SH         SOLE      NONE    185,000   0   0
Cendant Corp                        Common Stock     151313103    7,336    700,000   SH         SOLE      NONE    700,000   0   0
Computer Associates                 Common Stock     204912109    5,940    440,000   SH         SOLE      NONE    440,000   0   0
Edison International                Common Stock     281020107    3,081    260,000   SH         SOLE      NONE    260,000   0   0
Enterasys Networks Inc.             Common Stock     293637104    7,566  4,850,000   SH         SOLE      NONE  4,850,000   0   0
Footstar Inc.                       Common Stock     344912100    5,672    815,000   SH         SOLE      NONE    815,000   0   0
Franklin Bank                       Common Stock     352448104    5,073    507,313   SH         SOLE      NONE    507,313   0   0
Frontier Oil Corporation            Common Stock     35914P105    4,305    250,000   SH         SOLE      NONE    250,000   0   0
Genesis Health Ventures Inc.        Common Stock     37183F107    6,730    435,600   SH         SOLE      NONE    435,600   0   0
Gentiva Health Services Inc.        Common Stock     37247A102    4,893    555,400   SH         SOLE      NONE    555,400   0   0
Handleman Co.                       Common Stock     410252100    7,015    610,000   SH         SOLE      NONE    610,000   0   0
Health Net Inc.                     Common Stock     42222G108    5,280    200,000   SH         SOLE      NONE    200,000   0   0
Inamed Corp.                        Common Stock     453235103   10,669    346,400   SH         SOLE      NONE    346,400   0   0
Joy Global Inc.                     Common Stock     481165108    7,201    639,500   SH         SOLE      NONE    639,500   0   0
Kadant Inc.                         Common Stock     48282T104    5,921    394,700   SH         SOLE      NONE    394,700   0   0
Kindred Healthcare Inc.             Common Stock     494580103    7,447    410,300   SH         SOLE      NONE    410,300   0   0
Louisiana-Pacific Corp.             Common Stock     546347105    5,459    677,300   SH         SOLE      NONE    677,300   0   0
McDermott Intl Inc.                 Common Stock     580037109   11,147  2,545,000   SH         SOLE      NONE  2,545,000   0   0
Ocean Energy Inc.                   Common Stock     67481E106    5,777    289,300   SH         SOLE      NONE    289,300   0   0
Old Republic International Corp     Common Stock     680223104    6,098    217,800   SH         SOLE      NONE    217,800   0   0
PG&E Corporation                    Common Stock     69331C108    8,340    600,000   SH         SOLE      NONE    600,000   0   0
Pillowtex Corp.                     Common Stock     721506103      204    728,500   SH         SOLE      NONE    728,500   0   0
Praecis Pharmaceuticals             Common Stock     739421105    4,225  1,300,000   SH         SOLE      NONE  1,300,000   0   0
Providian Financial Corp.           Common Stock     74406A102    2,174    335,000   SH         SOLE      NONE    335,000   0   0
Reliant Resources                   Common Stock     75952B105      896    280,000   SH         SOLE      NONE    280,000   0   0
Ribapharm Inc.                      Common Stock     762537108       72     11,000   SH         SOLE      NONE     11,000   0   0
Rotech Healthcare Inc.              Common Stock     778669101   15,949    955,000   SH         SOLE      NONE    955,000   0   0
Sappi LTD                           Common Stock     803069202    6,369    481,800   SH         SOLE      NONE    481,800   0   0
Saxon Capital                       Common Stock     80556P302   11,878    949,500   SH         SOLE      NONE    949,500   0   0
Tenet Healthcare Corp.              Common Stock     88033G100   14,760    900,000   SH         SOLE      NONE    900,000   0   0
Tyco International Ltd              Common Stock     902124106    1,708    100,000   SH         SOLE      NONE    100,000   0   0
Universal Stainless & Alloy
   Products                         Common Stock     913837100    3,362    555,690   SH         SOLE      NONE    555,690   0   0
Washington Group Intl.              Common Stock     938862208   14,275    895,000   SH         SOLE      NONE    895,000   0   0
Tyco International Group            Convertible
                                      Bond           902124AC0    8,003 11,000,000   SH         SOLE      NONE 11,000,000   0   0
Georgia Pacific                     Call Option      373298108    5,171      3,200   SH  CALL   SOLE      NONE      3,200   0   0
Manor Care Inc.                     Call Option      564055101    3,350      1,800   SH  CALL   SOLE      NONE      1,800   0   0
Tenet Healthcare Corp               Call Option      88033G100    7,380      4,500   SH  CALL   SOLE      NONE      4,500   0   0

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03461.0001 #382031